Receivables and Related Allowances	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Receivables and Related Allowances
Note 4 - Receivables and Related Allowances
Business activity with respect to natural gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. Southwest’s accounts receivable are short-term in nature with no billing due dates customarily extending beyond one month, with customers’ credit worthiness assessed upon account creation by evaluation of other utility service and related payment history. Although Southwest seeks generally to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, noticing requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are customarily written off approximately two months after inactivation. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are recorded monthly based on experience, consideration of current and expected future conditions, customer and rate composition, and write-off processes. They are included in the ratemaking process as a cost of service. The Nevada jurisdictions have a regulatory mechanism associated with the gas-cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Due to the ongoing COVID-19 pandemic, Southwest initiated a moratorium in March 2020 on disconnection of natural gas service for non-payment and also ceased charging late fees until further notice. While the moratorium continues to be in place, Southwest is actively working with customers experiencing financial hardship by means of flexible payment options and by coordinating with certain governmental and nonprofit entities for customer payment assistance. Management continues to monitor expected credit losses in light of the evolving financial impact of COVID-19. The allowance as of December 31, 2020 reflects the expected impact from the pandemic on balances as of that date, including consideration of customers’ ability to pay currently and once the moratorium is lifted.
Utility infrastructure services contracts receivable are recorded at face amounts less an allowance for doubtful accounts. Centuri’s customers are generally investment-grade gas and electric utility companies for which Centuri has historically recognized an insignificant amount of write-offs. Centuri’s trade accounts receivable balances carry standard payment terms of up to 60 days. Centuri maintains an allowance that is an estimate based on historical collection experience, current and estimated future economic and market conditions, and a review of the current status of each customer's trade accounts receivable balance. Account balances are monitored at least monthly, and are charged off against the allowance when management determines it is probable the balance will not be recovered. Centuri has not been significantly impacted, nor does it anticipate it will experience significant difficulty in collecting amounts due, given the nature of its customers, as a result of the current environment surrounding COVID-19.
The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2020 and 2019, and the percentage of customers in each of the three states, which was consistent with the prior year.

	December 31,
(Thousands of dollars)	2020	2019
Gas utility customer accounts receivable balance	$145,108	$148,173
The following table represents customers by state at December 31, 2020:

Percent of customers by state:
Arizona	53%
Nevada	37%
California	10%
Activity in the allowance account for uncollectibles is summarized as follows:

(Thousands of dollars)	Allowance for Uncollectibles
Balance, December 31, 2017	$2,111
Additions charged to expense	2,959
Accounts written off, less recoveries	(2,902)
Balance, December 31, 2018	2,168
Additions charged to expense	3,507
Accounts written off, less recoveries	(3,580)
Balance, December 31, 2019	2,095
Additions charged to expense	4,693
Accounts written off, less recoveries	(2,454)
Balance, December 31, 2020	$4,334
At December 31, 2020, the utility infrastructure services segment (Centuri) had $375.3 million in combined customer accounts and contracts receivable. Both the allowance for uncollectibles and write-offs related to Centuri customers have been insignificant and are not reflected in the table above.